Derivative Financial Instruments - Additional Information (Detail) € in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) $ / $ Agreement	Apr. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / $ Exchange_Rate Agreement	Dec. 31, 2017 MXN ($) Exchange_Rate	Dec. 31, 2016 MXN ($) Exchange_Rate	Dec. 31, 2015 MXN ($) Exchange_Rate	Jan. 31, 2021 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 MXN ($)	Jun. 30, 2019 MXN ($)	Dec. 31, 2017 MXN ($) $ / $ Agreement	Dec. 31, 2017 EUR (€) $ / $ Agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued	$ 6,700,000,000		$ 6,700,000,000									$ 23,500,000,000
Currency exchange rate | $ / $	19.7867		19.7867									19.7867	19.7867
Net foreign exchange loss			$ (1,171,702,000)	$ (23,184,122,000)	$ 254,012,743,000	$ 154,765,574,000
Percentage of company's total financial assets may be denominated in a currency other than its functional currency			5.00%	5.00%
Confidence level percentage			95.00%	95.00%
Net income			$ (14,193,909,000)	$ (280,850,619,000)	$ (191,144,342,000)	$ (712,567,398,000)
Increase decrease in exchange rate			10.00%	10.00%	10.00%	10.00%
Increase in occurs of crude oil hedge			$ 0
Notes, face value												$ 2,001,742,870,000			$ 1,948,366,564,000
Preserve a cash balance at suitable level			$ 3,000,000,000
Net fair value of derivative financial instruments												12,367,475,000			(26,010,486,000)
Derivative financial instruments designated as hedges												$ 0			$ 0
Net gain (loss) of derivative financial instrument				$ 25,338,324,000	$ (14,000,987,000)	$ (21,449,877,000)
Increase [member]
Disclosure of detailed information about financial instruments [line items]
Net income				149,669,000	124,512,000	105,915,000
Decrease [member]
Disclosure of detailed information about financial instruments [line items]
Net income				$ 149,669,000	$ 124,512,000	$ 105,915,000
EURO [member]
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate	23.7549		23.7549									23.7549	23.7549	21.6724	21.6724	21.6724
Us Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Exchange_Rate			19.7867	19.7867	20.6640
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Exchange_Rate			23.7549	23.7549	21.6724
Japan, Yen [member]
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate	0.1757		0.1757									0.1757	0.1757	0.17721	0.17721	0.17721
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines				$ 700,000,000
Liquidity risk mitigation amount through bilateral credit lines				$ 650,000,000
P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Note maturity period			Dec. 31, 2017	Dec. 31, 2017
Maturity period			June 2016	June 2016
Notes, face value	$ 108,000		$ 108,000
Investment in structured notes			$ 0
P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points			10	10
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges			25.00%	25.00%	25.00%	25.00%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar			1.00%	1.00%
P.M.I. Holdings, B.V. [member] | Twenty five basis points higher [member]
Disclosure of detailed information about financial instruments [line items]
Net income				$ 704,011,000	$ 841,024,000	$ 922,268,000
P.M.I. Holdings, B.V. [member] | Twenty five basis points lower [member]
Disclosure of detailed information about financial instruments [line items]
Net income				$ 704,011,000	$ 841,024,000	$ 922,268,000
PMI Trading Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage			99.00%	99.00%
VaR recorded	(8,789)		$ (8,789)											$ (23,198)
PMI Trading Ltd [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded	(19,695)		(19,695)
PMI Trading Ltd [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded	(4,720)		$ (4,720)
Pemex industrial transformation [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Exchange_Rate					20.6640	17.2065
Percent of overdue accounts over total sales			1.00%	1.00%
Pemex industrial transformation [member] | Exempted credit line [member]
Disclosure of detailed information about financial instruments [line items]
Fair value for client with credit lines			$ 1,464
Amount of credit lines	117,956		$ 117,956
Percentage of available credit lines			1.00%	1.00%
Pemex industrial transformation [member] | Guaranteed credit line [member]
Disclosure of detailed information about financial instruments [line items]
Fair value for client with credit lines			$ 8,183
Amount of credit lines	930,199		$ 930,199
Percentage of available credit lines			1.00%	1.00%
Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued	$ 450,000,000		$ 450,000,000
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued													€ 4,250,000			¥ 80,000,000
Annual coupon rate														0.50%	0.50%	0.50%
Currency exchange rate	19.7867		19.7867			17.2065						19.7867	19.7867	20.6640	20.6640	20.6640	14.7180
Average foreign exchange rate | Exchange_Rate			117.39	117.39
Net foreign exchange loss				$ 23,184,122,000	$ (254,012,743,000)	$ (154,765,574,000)
Proportion of net foreign exchange loss			89.40%	89.40%
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss				$ 16,685,439,000	$ (243,182,764,000)	$ (152,554,454,000)
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Japan, Yen [member]
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate	75.0000		75.0000									75.0000	75.0000	83.7000	83.7000	83.7000
Peso teasury portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio				(10,820)
Fondo laboral pemex portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio				(44,950)
Fideicomiso de Cobertura Laboral y de Vivienda Portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio				(7,170)
U.S. Dollar Treasury Portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio			$ 0	$ (544,320)
Interest rate risk [member] | Interest rate swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount	$ 71,936		$ 71,936
Interest rate of derivative instrument	4.17%		4.17%									4.17%	4.17%
Weighted average term of derivative instrument	4 years 4 months 28 days
Exchange rate risk [member] | Extinguishing swap [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount	$ 1,146,410,000		$ 1,146,410,000
Twenty day delta gamma risk analysis [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage			95.00%	95.00%
Number of observations			500	500
Risk expiring in june two thousand and nineteen [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk							$ 1,950,000,000	$ 3,250,000,000	$ 1,500,000,000	$ 20,000,000,000	$ 3,500,000,000
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged		409,000	440,000	440,000
Amount of barrels hedged	449,898,000	133,503,000	449,898,000									449,898,000	449,898,000
Income from hedged		$ 205,705,000
PEMEX [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt	15.60%
PEMEX [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | Agreement	4		4									4	4
Aggregate notional amount	$ 1,623,750		$ 1,623,750
Interest rate of derivative instrument	2.35%		2.35%									2.35%	2.35%
Weighted average term of derivative instrument	7 years 11 days
PEMEX [member] | Exchange rate risk [member] | Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Philippines, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount												$ 6,291,969,000
PEMEX [member] | Exchange rate risk [member] | Inflation risk [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | EURO [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount														$ 3,459,236,000
PEMEX [member] | Exchange rate risk [member] | Inflation risk [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Philippines, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount															$ 1,077,101,000